Life Insurance Operations (Life Insurance Premiums and Related Investment Income) (Detail) - JPY (¥) ¥ in Millions	3 Months Ended				9 Months Ended
	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2020		Dec. 31, 2019
Net Investment Income [Line Items]
Total revenue	¥ 275,680		¥ 289,145		¥ 781,423		¥ 866,201
Life insurance premiums
Net Investment Income [Line Items]
Total revenue	98,112		87,421		289,112		254,683
Life insurance related investment income
Net Investment Income [Line Items]
Total revenue	24,284	[1]	20,767	[1]	67,035	[2]	35,973	[2]
Life Insurance Premiums And Related Investment Income
Net Investment Income [Line Items]
Total revenue	¥ 122,396		¥ 108,188		¥ 356,147		¥ 290,656

[1]	Life insurance related investment income for the three months ended December 31, 2019 and 2020 include net unrealized holding gains of ¥18,043 million and ¥22,250 million on equity securities held as of December 31, 2019 and 2020, respectively.
[2]	Life insurance related investment income for the nine months ended December 31, 2019 and 2020 include net unrealized holding gains of ¥24,609 million and ¥55,050 million on equity securities held as of December 31, 2019 and 2020, respectively.